PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020

Prepaid expenses	$12,733	$2,508
Government institutions	3,520	767
Derivative instruments	656	-
Other current assets	1,263	623

Total prepaid expenses and other current assets	$18,172	$3,898